Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,162)	$ (10,594)	$ (13,429)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	9	3	1
Stock-based compensation	3,011	3,814	6,297
Issued stock for service fee	1,330	101
Accretion expense and interest settled by share issuances	0		152
Amortization and others	556
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(4)	73	(77)
Research tax credit receivable
Security deposit	12	(16)
Prepaid expense	(18)	(1)
Inventory	17	(25)	(13)
Accounts payable and accrued liabilities	819	(1,156)	863
Net cash used in operating activities	(7,430)	(7,801)	(6,206)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(36)
Net cash flows used in investing activities		(36)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital	5,000	14,932	5,039
Repayment of operating lease and financing obligation	(277)
Net cash provided from financing activities	4,723	14,932	5,039
Net (decrease) increase in cash and cash equivalents	(2,707)	7,095	(1,167)
CASH AND CASH EQUIVALENTS
Beginning of year	7,946	851	2,018
End of year	5,239	7,946	851
SUPPLEMENTAL DISCLOSURE
Income taxes paid
Interest paid
NON-CASH INVESTING AND FINANCING ACTIVITIESACTIVITIES
Shares and warrants issued on connection with convertible notes			$ 1,171